UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21309
Advent Claymore Convertible Securities and Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Item 1.                      Schedule of Investments.
                  Attached hereto.

AVK Advent Claymore Convertible Securities & Income Fund
Portfolio of Investments
January 31, 2012 (unaudited)

Principal					Optional Call
Amount^	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 150.3%
	Convertible Bonds - 89.2%
	Aerospace & Defense - 1.6%
$2,000,000	AAR Corp.(a)	B+	1.63%	03/01/2014	N/A	$1,895,000
4,900,000	L-3 Communications Holdings, Inc.	BB+	3.00%	08/01/2035	02/01/16 @ 100	4,777,500
						6,672,500

	Apparel - 0.9%
3,750,000	Iconix Brand Group, Inc.(a)	NR	2.50%	06/01/2016	N/A	3,712,500

	Auto Manufacturers - 0.8%
3,000,000	Navistar International Corp.	B	3.00%	10/15/2014	N/A	3,491,250

	Biotechnology - 7.6%
10,500,000	Amgen, Inc., Series B	A+	0.38%	02/01/2013	N/A	10,880,625
2,850,000	Dendreon Corp.	NR	2.88%	01/15/2016	N/A	2,390,437
8,100,000	Gilead Sciences, Inc.	A-	1.00%	05/01/2014	N/A	9,831,375
4,920,000	Illumina, Inc.(a)	NR	0.25%	03/15/2016	N/A	4,729,350
3,000,000	Vertex Pharmaceuticals, Inc.	NR	3.35%	10/01/2015	10/01/13 @ 101	3,300,000
						31,131,787

	Coal - 3.1%
9,933,000	Alpha Appalachia Holdings, Inc.	BB-	3.25%	08/01/2015	N/A	9,312,188
3,875,000	Alpha Natural Resources, Inc.	B+	2.38%	04/15/2015	N/A	3,623,125
						12,935,313

	Commercial Services - 1.4%
5,000,000	Sotheby's	BB	3.13%	06/15/2013	N/A	5,950,000

	Computers - 3.3%
1,700,000	EMC Corp., Series B	A-	1.75%	12/01/2013	N/A	2,826,250
4,500,000	Netapp, Inc.	NR	1.75%	06/01/2013	N/A	5,838,750
3,000,000	RadiSys Corp.	NR	2.75%	02/15/2013	N/A	2,977,500
1,625,000	SanDisk Corp.	BB	1.50%	08/15/2017	N/A	1,885,000
						13,527,500

	Diversified Financial Services - 2.4%
5,000,000	Affiliated Managers Group, Inc.	BBB-	3.95%	08/15/2038	08/15/13 @ 100	5,493,750
7,350,000	QBE Funding Trust (Australia)(b)	A	0.00%	05/12/2030	05/12/13 @ 100	4,542,300
						10,036,050

	Electronics - 1.2%
6,000,000	Vishay Intertechnology, Inc.(a)	BB+	2.25%	05/15/2041	N/A	5,130,000

	Entertainment - 0.7%
2,500,000	International Game Technology	BBB	3.25%	05/01/2014	N/A	2,868,750

	Environmental Control - 0.9%
3,500,000	Covanta Holding Corp.	B	3.25%	06/01/2014	N/A	3,784,375

	Health Care Products - 5.4%
5,848,000	Hologic, Inc., Series 2010(c)	BB+	2.00%	12/15/2037	12/15/16 @ 100	6,966,430
6,468,000	Hologic, Inc.(d)	BB+	2.00%	12/15/2037	12/15/13 @ 100	6,346,725
8,575,000	Medtronic, Inc., Series B	AA-	1.63%	04/15/2013	N/A	8,735,781
						22,048,936

	Health Care Services - 2.9%
4,640,000	LifePoint Hospitals, Inc.	B	3.50%	05/15/2014	N/A	4,918,400
2,989,000	Lincare Holdings, Inc., Series B	NR	2.75%	11/01/2037	11/01/14 @ 100	3,314,054
3,000,000	Molina Healthcare, Inc., Series MOH	NR	3.75%	10/01/2014	N/A	3,607,500
						11,839,954

	Home Builders - 0.7%
2,350,000	Lennar Corp.(a)	B+	2.75%	12/15/2020	12/20/15 @ 100	2,861,125

	Insurance - 1.7%
EUR 632,500	AXA SA, Series CS (France)	BBB+	3.75%	01/01/2017	N/A	1,947,415
$4,760,000	Old Republic International Corp.	BBB+	8.00%	05/15/2012	N/A	4,843,300
						6,790,715

	Internet - 3.7%
6,000,000	Digital River, Inc.	NR	2.00%	11/01/2030	11/01/15 @ 100	5,362,500
11,300,000	WebMD Health Corp.(a)	NR	2.50%	01/31/2018	N/A	9,831,000
						15,193,500

	Iron & Steel - 4.6%
2,250,000	Allegheny Technologies, Inc.	BBB-	4.25%	06/01/2014	N/A	3,057,188
5,000,000	ArcelorMittal (Luxembourg)	BBB-	5.00%	05/15/2014	N/A	5,443,750
3,750,000	Steel Dynamics, Inc.	BB+	5.13%	06/15/2014	N/A	4,387,500
5,000,000	U.S. Steel Corp.	BB	4.00%	05/15/2014	N/A	5,993,750
						18,882,188

	Lodging - 2.3%
1,400,000	Gaylord Entertainment Co.(a)	NR	3.75%	10/01/2014	N/A	1,708,000
7,368,000	MGM Resorts International	B-	4.25%	04/15/2015	N/A	7,810,080
						9,518,080

	Media - 1.0%
2,850,000	XM Satellite Radio, Inc.(a)	BB	7.00%	12/01/2014	N/A	3,997,125

	Mining - 3.4%
6,350,000	Goldcorp, Inc. (Canada)	BBB+	2.00%	08/01/2014	N/A	8,175,625
4,000,000	Newmont Mining Corp., Series A	BBB+	1.25%	07/15/2014	N/A	5,710,000
						13,885,625

	Miscellaneous Manufacturing - 1.0%
3,975,000	Trinity Industries, Inc.	BB-	3.88%	06/01/2036	06/01/18 @ 100	4,009,781

	Oil & Gas - 3.1%
5,835,000	Chesapeake Energy Corp.	BB+	2.50%	05/15/2037	05/15/17 @ 100	5,127,506
7,300,000	Lukoil International Finance BV (Russia)	BBB-	2.63%	06/16/2015	N/A	7,721,575
						12,849,081

	Packaging & Containers - 2.3%
9,650,000	Owens-Brockway Glass Container, Inc.(a)	BB	3.00%	06/01/2015	N/A	9,505,250

	Pharmaceuticals - 4.7%
2,700,000	ENDO Pharmaceuticals Holdings, Inc.	NR	1.75%	04/15/2015	N/A	3,729,375
2,500,000	Isis Pharmaceuticals, Inc.	NR	2.63%	02/15/2027	02/15/13 @ 100	2,365,625
8,818,000	Omnicare, Inc., Series OCR	B+	3.25%	12/15/2035	12/15/15 @ 100	8,443,235
4,000,000	Shire PLC, Series SHP (Channel Islands)	NR	2.75%	05/09/2014	N/A	4,628,000
						19,166,235

	Real Estate - 1.0%
3,781,000	Forest City Enterprises, Inc.	NR	3.63%	10/15/2014	10/15/13 @ 100	4,081,117

	Real Estate Investment Trusts - 8.0%
2,100,000	Annaly Capital Management, Inc.	NR	4.00%	02/15/2015	N/A	2,493,750
6,398,000	Boston Properties, LP	A-	3.75%	05/15/2036	05/18/13 @ 100	7,389,690
3,000,000	DDR Corp.	NR	1.75%	11/15/2040	11/20/15 @ 100	3,180,000
6,200,000	Health Care REIT, Inc.	BBB-	3.00%	12/01/2029	12/01/14 @ 100	7,347,000
1,300,000	Host Hotels & Resorts, LP(a)	BB+	2.50%	10/15/2029	10/20/15 @ 100	1,745,250
4,960,000	NorthStar Realty Finance, LP(a)	NR	7.50%	03/15/2031	03/15/16 @ 100	4,625,200
5,500,000	SL Green Operating Partnership(a)	BB+	3.00%	10/15/2017	N/A	6,063,750
						32,844,640

	Retail - 2.1%
9,250,000	RadioShack Corp.(a)	Ba3	2.50%	08/01/2013	N/A	8,718,125

	Semiconductors - 9.5%
9,964,000	Advanced Micro Devices, Inc.	B+	6.00%	05/01/2015	N/A	10,175,735
5,000,000	Intel Corp.(h)	A-	2.95%	12/15/2035	N/A	5,643,750
5,000,000	Lam Research Corp.(a)	BB+	0.50%	05/15/2016	N/A	5,081,250
3,000,000	Linear Technology Corp., Series A	NR	3.00%	05/01/2027	05/01/14 @ 100	3,210,000
3,000,000	Micron Technology, Inc., Series A(a)	NR	1.50%	08/01/2031	08/05/15 @ 100	2,992,500
4,000,000	ON Semiconductor Corp.	BB	2.63%	12/15/2026	12/20/13 @ 100	4,555,000
2,000,000	Photronics, Inc.(a)	NR	3.25%	04/01/2016	N/A	2,012,500
5,000,000	Rovi Corp.	NR	2.63%	02/15/2040	02/20/15 @ 100	5,375,000
						39,045,735

	Telecommunications - 7.9%
13,825,000	Alcatel-Lucent USA, Inc., Series B (France)	B	2.88%	06/15/2025	06/20/13 @ 100	12,701,719
1,344,000	Anixter International, Inc.	B+	1.00%	02/15/2013	N/A	1,607,760
GBP 4,000,000	Cable & Wireless Worldwide PLC (United Kingdom)	NR	5.75%	11/24/2014	N/A	5,775,667
$5,000,000	Ciena Corp.(a)	NR	4.00%	03/15/2015	N/A	5,337,500
4,000,000	SBA Communications Corp.	NR	1.88%	05/01/2013	N/A	4,755,000
1,685,000	Virgin Media, Inc.	B+	6.50%	11/15/2016	N/A	2,556,988
						32,734,634

	Total Convertible Bonds - 89.2%
	(Cost $342,765,232)					367,211,871

	Corporate Bonds - 50.2%
	Advertising - 0.3%
1,250,000	Lamar Media Corp.	BB-	7.88%	04/15/2018	04/15/14 @ 104	1,371,875

	Agriculture - 0.2%
750,000	North Atlantic Trading Co.(a)	B2	11.50%	07/15/2016	07/15/13 @ 109	748,125

	Auto Manufacturers - 0.5%
500,000	Chrysler Group, LLC/CG Co-Issuer, Inc.(a)	B	8.25%	06/15/2021	06/15/16 @ 104	480,000
1,000,000	Ford Motor Co.	BB+	6.63%	10/01/2028	N/A	1,074,532
250,000	Jaguar Land Rover PLC (United Kingdom)(a)	B+	7.75%	05/15/2018	05/15/14 @ 106	249,375
250,000	Jaguar Land Rover PLC (United Kingdom)(a)	B+	8.13%	05/15/2021	05/15/16 @ 104	246,250
						2,050,157

	Auto Parts & Equipment - 2.3%
500,000	Cooper Tire & Rubber Co.	BB-	8.00%	12/15/2019	N/A	522,500
3,750,000	Dana Holding Corp.	BB-	6.50%	02/15/2019	02/15/15 @ 103	4,007,813
320,000	Goodyear Tire & Rubber Co.	B+	8.25%	08/15/2020	08/15/15 @ 104	349,600
750,000	Lear Corp.	BB	7.88%	03/15/2018	03/15/14 @ 104	821,250
500,000	Pittsburgh Glass Works, LLC(a)	B+	8.50%	04/15/2016	04/15/13 @ 104	506,250
2,780,000	TRW Automotive, Inc.(a)	BB+	8.88%	12/01/2017	12/01/13 @ 104	3,085,800
						9,293,213

	Banks - 2.1%
1,750,000	Ally Financial, Inc.	B+	8.30%	02/12/2015	N/A	1,934,835
5,400,000	Capital One Capital V	BB+	10.25%	08/15/2039	N/A	5,683,500
1,000,000	Synovus Financial Corp.	B-	5.13%	06/15/2017	N/A	897,500
						8,515,835

	Beverages - 1.0%
3,750,000	Constellation Brands, Inc.	BB+	7.25%	09/01/2016	N/A	4,228,125

	Building Materials - 0.2%
750,000	Masco Corp.	BBB-	7.13%	03/15/2020	N/A	772,986

	Chemicals - 1.1%
250,000	CF Industries, Inc.	BB+	6.88%	05/01/2018	N/A	290,625
1,000,000	CF Industries, Inc.	BB+	7.13%	05/01/2020	N/A	1,200,000
1,000,000	Chevron Phillips Chemical Co., LLC(a)	BBB	4.75%	02/01/2021	11/01/20 @ 100	1,141,376
802,053	Lyondell Chemical Co.	BB+	11.00%	05/01/2018	05/01/13 @ 100	882,258
1,375,000	Vertellus Specialties, Inc.(a)	B	9.38%	10/01/2015	04/01/13 @ 105	1,031,250
						4,545,509

	Coal - 0.4%
1,075,000	Alpha Natural Resources, Inc.	BB	6.25%	06/01/2021	06/01/16 @ 103	1,069,625
100,000	Peabody Energy Corp.(a)	BB+	6.00%	11/15/2018	N/A	103,500
100,000	Peabody Energy Corp.(a)	BB+	6.25%	11/15/2021	N/A	103,500
500,000	SunCoke Energy, Inc.	B+	7.63%	08/01/2019	08/01/14 @ 106	507,500
						1,784,125

	Commercial Services - 0.6%
1,000,000	Avis Budget Car Rental, LLC	B	8.25%	01/15/2019	10/15/14 @ 104	1,057,500
1,000,000	Emergency Medical Services Corp.	B-	8.13%	06/01/2019	06/01/14 @ 106	1,025,000
500,000	Neff Rental, LLC(a)	B-	9.63%	05/15/2016	05/15/13 @ 107	472,500
						2,555,000

	Computers - 3.2%
11,693,000	Seagate HDD Cayman (Ireland)	BB+	7.75%	12/15/2018	12/15/14 @ 104	13,008,463

	Diversified Financial Services - 3.2%
5,578,000	Ford Motor Credit Co., LLC	BB+	12.00%	05/15/2015	N/A	7,000,390
1,500,000	International Lease Finance Corp.	BBB-	8.25%	12/15/2020	N/A	1,605,000
1,000,000	Marfrig Holding Europe BV (Netherlands)(a)	B+	8.38%	05/09/2018	N/A	845,000
5,000,000	Textron Financial Corp.(a) (e)	B	6.00%	02/15/2067	02/15/17 @ 100	3,825,000
						13,275,390

	Electric - 1.4%
3,850,000	AES Corp.	BB-	7.75%	10/15/2015	N/A	4,254,250
250,000	AES Corp.	BB-	8.00%	06/01/2020	N/A	285,000
750,000	AES Corp.(a)	BB-	7.38%	07/01/2021	N/A	832,500
750,000	Texas Competitive Electric Holdings Co., LLC(a)	CCC	11.50%	10/01/2020	04/01/16 @ 106	570,000
						5,941,750

	Entertainment - 0.2%
650,000	Mohegan Tribal Gaming Authority	CC	6.13%	02/15/2013	04/16/12 @ 100	536,250
200,000	Production Resource Group, Inc.(a)	B-	8.88%	05/01/2019	05/01/14 @ 107	181,000
						717,250

	Food - 1.3%
1,000,000	Bumble Bee Acquisition Corp.(a)	B	9.00%	12/15/2017	12/15/14 @ 105	1,035,000
750,000	Del Monte Foods Co.	CCC+	7.63%	02/15/2019	02/15/14 @ 104	741,562
1,500,000	Land O'Lakes Capital Trust I(a)	BB	7.45%	03/15/2028	N/A	1,440,000
600,000	Post Holdings, Inc.(a)	B1	7.38%	02/15/2022	02/15/17 @ 104	622,500
EUR 750,000	R&R Ice Cream PLC (United Kingdom)(a)	B+	8.38%	11/15/2017	11/15/13 @ 106	947,425
$500,000	Reddy ICE Corp.	CCC+	11.25%	03/15/2015	03/15/13 @ 106	470,000
						5,256,487

	Forest Products & Paper - 0.3%
1,004,000	AbitibiBowater, Inc.(a)	BB-	10.25%	10/15/2018	10/15/14 @ 105	1,137,030
500,000	Verso Paper Holdings, LLC, Series B	CCC+	11.38%	08/01/2016	08/01/12 @ 104	205,000
						1,342,030

	Health Care Products - 0.3%
1,500,000	Rotech Healthcare, Inc.	B	10.50%	03/15/2018	03/15/15 @ 105	1,185,000

	Health Care Services - 2.5%
1,250,000	Apria Healthcare Group, Inc.	BB+	11.25%	11/01/2014	11/01/12 @ 103	1,310,938
1,750,000	Capella Healthcare, Inc.	B	9.25%	07/01/2017	07/01/13 @ 107	1,789,375
3,100,000	HCA, Inc.	B-	5.75%	03/15/2014	N/A	3,220,125
1,000,000	IASIS Healthcare, LLC / IASIS Capital Corp.	CCC+	8.38%	05/15/2019	05/15/14 @ 106	967,500
250,000	Select Medical Corp.	CCC+	7.63%	02/01/2015	02/01/13 @ 100	248,750
1,300,000	Select Medical Corp.(e)	CCC+	6.27%	09/15/2015	03/19/12 @ 100	1,168,375
1,500,000	Tenet Healthcare Corp.	CCC+	8.00%	08/01/2020	08/01/15 @ 104	1,556,250
						10,261,313

	Holding Companies-Diversified - 0.3%
1,000,000	Leucadia National Corp.	B+	8.65%	01/15/2027	01/15/13 @ 102	1,020,000

	Home Builders - 0.2%
750,000	Beazer Homes USA, Inc.	CCC	8.13%	06/15/2016	N/A	652,500

	Household Products & Housewares - 1.4%
1,000,000	Reynolds Group Issuer, Inc.(a)	B-	9.25%	05/15/2018	05/15/14 @ 104	1,002,500
500,000	Reynolds Group Issuer, Inc.(a)	BB-	7.13%	04/15/2019	10/15/14 @ 104	527,500
150,000	Spectrum Brands Holdings, Inc.(a)	B	9.50%	06/15/2018	06/15/14 @ 105	170,813
2,500,000	Spectrum Brands Holdings, Inc.	B	9.50%	06/15/2018	06/15/14 @ 105	2,846,875
1,000,000	Yankee Candle Co., Inc., Series B	CCC+	9.75%	02/15/2017	02/15/13 @ 103	1,007,500
						5,555,188

	Insurance - 2.1%
5,700,000	Liberty Mutual Group, Inc.(a) (e)	BB	10.75%	06/15/2058	06/15/38 @ 100	7,324,500
1,000,000	MetLife, Inc.	BBB	10.75%	08/01/2039	08/01/34 @ 100	1,394,082
						8,718,582

	Investment Companies - 0.1%
500,000	Offshore Group Investment Ltd. (Cayman Islands)	B-	11.50%	08/01/2015	02/01/13 @ 109	556,250

	Iron & Steel - 0.5%
575,000	Algoma Acquisition Corp. (Canada)(a)	CCC+	9.88%	06/15/2015	06/15/12 @ 102	497,375
750,000	Edgen Murray Corp.	B-	12.25%	01/15/2015	01/15/13 @ 106	701,250
650,000	Optima Specialty Steel, Inc.(a)	B	12.50%	12/15/2016	12/15/14 @ 106	669,500
						1,868,125

	Leisure Time - 0.2%
750,000	Brunswick Corp.	B	7.13%	08/01/2027	N/A	690,000

	Lodging - 3.9%
1,000,000	Caesars Entertainment Operating Co., Inc.	CCC	10.00%	12/15/2018	12/15/13 @ 105	777,500
1,750,000	Marina District Finance Co., Inc.	BB-	9.88%	08/15/2018	08/15/14 @ 105	1,645,000
1,250,000	MGM Resorts International	B-	7.63%	01/15/2017	N/A	1,250,000
650,000	MTR Gaming Group, Inc.(a)	B-	11.50%	08/01/2019	08/01/15 @ 106	598,000
3,305,000	Starwood Hotels & Resorts Worldwide, Inc.	BB+	6.75%	05/15/2018	N/A	3,809,012
7,106,000	Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp.	BBB-	7.75%	08/15/2020	08/15/15 @ 104	8,065,310
						16,144,822

	Machinery-Construction & Mining - 0.1%
250,000	Terex Corp.	BB-	10.88%	06/01/2016	06/01/13 @ 105	283,750

	Machinery-Diversified - 0.4%
1,500,000	Case New Holland, Inc.	BB+	7.88%	12/01/2017	N/A	1,736,250

	Media - 2.7%
1,500,000	CCO Holdings, LLC	BB-	6.50%	04/30/2021	04/30/15 @ 105	1,567,500
537,000	Clear Channel Worldwide Holdings, Inc., Series B	B	9.25%	12/15/2017	12/15/12 @ 107	594,727
4,378,000	DISH DBS Corp.	BB-	7.13%	02/01/2016	N/A	4,826,745
500,000	Gannett Co., Inc.	Baa3	10.00%	04/01/2016	N/A	567,500
750,000	Gray Television, Inc.	CCC	10.50%	06/29/2015	11/01/12 @ 108	781,875
1,000,000	Univision Communications, Inc.(a)	CCC+	8.50%	05/15/2021	11/15/15 @ 104	975,000
1,600,000	XM Satellite Radio, Inc.(a)	BB	7.63%	11/01/2018	11/01/14 @ 104	1,722,000
						11,035,347

	Mining - 0.4%
1,125,000	FMG Resources August 2006 Pty Ltd. (Australia)(a)	B+	6.88%	02/01/2018	02/01/14 @ 105	1,150,312
500,000	FMG Resources August 2006 Pty Ltd. (Australia)(a)	B+	8.25%	11/01/2019	11/01/15 @ 104	538,750
						1,689,062

	Oil & Gas - 3.4%
2,500,000	Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.	B	9.63%	10/15/2018	10/15/14 @ 105	2,362,500
250,000	Bill Barrett Corp.	BB-	7.63%	10/01/2019	10/01/15 @ 104	255,625
500,000	Carrizo Oil & Gas, Inc.	B-	8.63%	10/15/2018	10/15/14 @ 104	505,000
1,000,000	Clayton Williams Energy, Inc.(a)	B	7.75%	04/01/2019	04/01/15 @ 104	975,000
1,250,000	Energy XXI Gulf Coast, Inc.	B	9.25%	12/15/2017	12/15/14 @ 105	1,371,875
1,000,000	Hercules Offshore, Inc.(a)	B-	10.50%	10/15/2017	10/15/13 @ 105	1,005,000
1,000,000	Petrohawk Energy Corp.	BBB+	7.25%	08/15/2018	08/15/14 @ 104	1,145,000
1,000,000	Pioneer Natural Resources Co.	BBB-	6.65%	03/15/2017	N/A	1,140,769
500,000	Plains Exploration & Production Co.	BB	6.75%	02/01/2022	02/01/17 @ 103	546,250
500,000	Range Resources Corp.	BB	8.00%	05/15/2019	05/15/14 @ 104	553,750
1,500,000	Tesoro Corp.	BB+	9.75%	06/01/2019	06/01/14 @ 105	1,706,250
250,000	Unit Corp.	BB-	6.63%	05/15/2021	05/15/16 @ 103	253,750
500,000	United Refining Co.	B	10.50%	02/28/2018	02/28/15 @ 105	470,000
500,000	W&T Offshore, Inc.	B	8.50%	06/15/2019	06/15/15 @ 104	534,375
1,000,000	Western Refining, Inc.(a)	B+	11.25%	06/15/2017	06/15/13 @ 106	1,135,000
						13,960,144

	Oil & Gas Services - 1.1%
500,000	Forbes Energy Services Ltd.	B-	9.00%	06/15/2019	06/15/15 @ 105	480,000
650,000	Green Field Energy Services, Inc.(a)	CCC+	13.00%	11/15/2016	11/15/14 @ 110	643,500
1,500,000	SESI, LLC	BB+	6.38%	05/01/2019	05/01/15 @ 103	1,563,750
1,518,000	Stallion Oilfield Holdings Ltd.	B	10.50%	02/15/2015	02/15/13 @ 105	1,647,030
						4,334,280

	Packaging & Containers - 0.0%+
125,000	Sealed Air Corp.(a)	BB	8.38%	09/15/2021	09/15/16 @ 104	141,250

	Pharmaceuticals - 3.4%
2,760,000	Aptalis Pharma, Inc.	B	12.75%	03/01/2016	03/01/13 @ 103	2,953,200
EUR 2,000,000	Capsugel FinanceCo SCA (Luxembourg)(a)	B	9.88%	08/01/2019	08/01/14 @ 107	2,834,092
$500,000	ENDO Pharmaceuticals Holdings, Inc.	BB-	7.25%	01/15/2022	07/15/16 @ 104	553,125
6,028,000	Omnicare, Inc.	BB	7.75%	06/01/2020	06/01/15 @ 104	6,706,150
1,000,000	Valeant Pharmaceuticals International(a)	BB-	7.00%	10/01/2020	10/01/15 @ 104	1,021,250
						14,067,817

	Pipelines - 0.3%
500,000	Crosstex Energy, LP	B+	8.88%	02/15/2018	02/15/14 @ 104	545,000
750,000	Eagle Rock Energy Partners, LP(a)	B-	8.38%	06/01/2019	06/01/15 @ 104	768,750
						1,313,750

	Real Estate - 0.1%
500,000	Kennedy-Wilson, Inc.(a)	BB-	8.75%	04/01/2019	04/01/15 @ 104	506,250

	Real Estate Investment Trusts - 1.0%
4,100,000	Rouse Co., LP	BB+	6.75%	11/09/2015	05/09/13 @ 103	4,264,000

	Retail - 2.5%
325,000	Bon-Ton Department Stores, Inc.	CCC+	10.25%	03/15/2014	03/15/12 @ 100	207,188
1,750,000	Burlington Coat Factory Warehouse Corp.	Caa1	10.00%	02/15/2019	02/15/15 @ 105	1,671,250
1,000,000	Dave & Buster's, Inc.	CCC+	11.00%	06/01/2018	06/01/14 @ 106	1,058,750
1,000,000	Fiesta Restaurant Group(a)	B	8.88%	08/15/2016	02/15/14 @ 104	1,025,000
1,500,000	HOA Restaurant Group, LLC(a)	B	11.25%	04/01/2017	04/01/14 @ 106	1,402,500
650,000	Landry's Acquisition Co.(a)	B	11.63%	12/01/2015	12/01/12 @ 106	700,375
1,000,000	Landry's Restaurants, Inc.	B	11.63%	12/01/2015	12/01/12 @ 106	1,077,500
750,000	Needle Merger Sub Corp.(a)	CCC+	8.13%	03/15/2019	03/15/14 @ 104	732,187
400,000	Rite AID Corp.	CCC	9.38%	12/15/2015	06/15/12 @ 102	405,000
500,000	Rite AID Corp.	B+	9.75%	06/12/2016	06/12/13 @ 105	551,250
1,500,000	Toys "R" US Property Co. II, LLC	B+	8.50%	12/01/2017	12/01/13 @ 104	1,614,375
						10,445,375

	Software - 0.2%
250,000	Emdeon, Inc.(a)	Caa1	11.00%	12/31/2019	12/31/15 @ 106	271,250
625,000	Lawson Software, Inc.(a)	B-	11.50%	07/15/2018	07/15/15 @ 106	634,375
						905,625

	Storage & Warehousing - 0.2%
1,000,000	Niska Gas Storage US, LLC	BB-	8.88%	03/15/2018	03/15/14 @ 104	966,250

	Telecommunications - 3.9%
1,500,000	Crown Castle International Corp.	B-	9.00%	01/15/2015	01/15/13 @ 106	1,642,500
300,000	EH Holding Corp.(a)	B+	6.50%	06/15/2019	N/A	313,875
150,000	EH Holding Corp.(a)	B-	7.63%	06/15/2021	N/A	159,000
1,000,000	Intelsat Jackson Holdings SA (Luxembourg)	CCC+	11.25%	06/15/2016	06/15/12 @ 104	1,062,500
1,000,000	Intelsat Luxembourg SA (Luxembourg)	CCC+	11.25%	02/04/2017	02/15/13 @ 106	1,012,500
500,000	Level 3 Communications, Inc.	CCC	11.88%	02/01/2019	02/01/15 @ 106	547,500
1,500,000	NII Capital Corp.	B+	7.63%	04/01/2021	04/01/16 @ 104	1,545,000
2,000,000	SBA Telecommunications, Inc.	B+	8.00%	08/15/2016	08/15/12 @ 106	2,175,000
750,000	Virgin Media Finance PLC, Series 1 (United Kingdom)	BB-	9.50%	08/15/2016	08/15/13 @ 105	851,250
4,500,000	Virgin Media Finance PLC (United Kingdom)	BB-	8.38%	10/15/2019	10/15/14 @ 104	5,062,500
EUR 500,000	Wind Acquisition Finance SA (Luxembourg)(a)	BB-	11.75%	07/15/2017	07/15/13 @ 106	600,592
$500,000	Windstream Corp.	B+	7.75%	10/01/2021	10/01/16 @ 104	542,500
650,000	Windstream Corp.(a)	B+	7.50%	06/01/2022	06/01/17 @ 104	684,125
						16,198,842

	Transportation - 0.7%
1,500,000	Navios Maritime Holdings, Inc. (Marshall Island)	BB-	8.88%	11/01/2017	11/01/13 @ 104	1,492,500
1,000,000	Ship Finance International Ltd. (Bermuda)	B+	8.50%	12/15/2013	03/05/12 @ 100	962,500
400,000	Swift Services Holdings, Inc.	B	10.00%	11/15/2018	11/15/14 @ 105	436,500
						2,891,500

	Total Corporate Bonds - 50.2%
	(Cost $200,717,040)					206,797,592

	Term Loans - 0.7%(f)
$995,000	Chrysler Group LLC/CG Co-Issuer, Inc., Tranche B	Ba2	6.00%	05/24/2017	N/A	$976,513
1,250,000	Media General, Inc.	NR	5.04%	03/29/2013	N/A	1,161,458
1,000,000	Revel Entertainment	NR	9.00%	02/17/2017	N/A	966,250
	(Cost $3,003,532)					3,104,221

Number
of Shares	Description					Value
	Convertible Preferred Stocks - 6.1%
	Airlines - 0.5%
63,650	Continental Airlines Finance Trust II	Caa1	6.00%	11/15/2030		2,108,406

	Auto Manufacturers - 0.9%
93,500	General Motors Co., Series B	B+	4.75%	12/01/2013		3,745,610

	Banks - 0.6%
1,509	Bank of America Corp., Series L (g)	BB+	7.25%	-		1,390,498
7,000	Fifth Third Bancorp, Series G(g)	BB+	8.50%	-		993,650
						2,384,148

	Electric - 0.4%
30,000	PPL Corp.	NR	8.75%	05/01/2014		1,576,800

	Hand & Machine Tools - 0.4%
12,663	Stanley Black & Decker, Inc.	BBB+	4.75%	11/17/2015		1,496,640

	Housewares - 0.4%
37,290	Newell Financial Trust I	BB	5.25%	12/01/2027		1,640,760

	Insurance - 1.9%
114,250	MetLife, Inc.	BBB-	5.00%	09/11/2013		7,827,268

	Oil & Gas - 1.0%
73,300	Apache Corp., Series D	BBB+	6.00%	08/01/2013		4,209,619

	Total Convertible Preferred Stocks - 6.1%
	(Cost $22,709,903)					24,989,251

	Common Stocks - 4.1%
	Banks - 1.5%
165,000	JPMorgan Chase & Co.					6,154,500

	Beverages - 0.7%
45,000	PepsiCo, Inc.					2,955,150

	Internet - 0.4%
96,000	Symantec Corp.(i)					1,650,240

	Oil & Gas - 0.9%
30,000	Diamond Offshore Drilling, Inc.					1,869,000
20,000	Occidental Petroleum Corp.					1,995,400
						3,864,400

	Pharmaceuticals - 0.6%
60,000	Sanofi-Aventis SA, ADR (France)					2,227,800

	Total Common Stocks - 4.1%
	(Cost $15,065,329)					16,852,090

	Warrants - 0.0%+
650	Greenfield Energy Service (i)			11/15/2021		39,650
	(Cost $25,340)

	Total Long-Term Investments - 150.3%
	(Cost $584,286,376)					618,994,675

Contracts (100 shares per contract)	Put Options Purchased(i)		Expiration Date	Exercise Price		Value
	Put Options Purchased - 0.5%
2,543	Chesapeake Energy Corp.		April 2012	$17.00		101,720
3,556	Jefferies Group, Inc.		February 2012	$14.00		106,680
1,200	Jefferies Group, Inc.		April 2012	$14.00		114,000
7,270	SPDR S&P 500 ETF Trust		March 2012	$127.00		1,475,810
	(Cost $2,062,885)					1,798,210

	Short-Term Investment - 11.5%
Number
of Shares	Description					Value
	Money Market Fund - 11.5%
47,481,886	Goldman Sachs Financial Prime Obligations					47,481,886
	(Cost $47,481,886)

	Total Investments - 162.3%
	(Cost $633,831,147)					668,274,771
	Other Assets in excess of Liabilities - 2.2%					9,313,358
	Total value of Options Written - (0.9%) (Premiums received $3,185,244)					(3,728,600)
	Preferred Shares, at redemption value - (-63.6% of Net Assets
	Applicable to Common Shareholders or -39.2% of Total Investments)					(262,000,000)
	Net Assets Applicable to Common Shareholders - 100.0%					$ 411,859,529

Contracts (100 shares per contract)	Call Options Written(i)(j)	Expiration Month	Exercise Price	Value
	Call Options Written - (0.9%)
2,330	Chesapeake Energy Corp.	January 2013	$30.00	$ (230,670)
300	Diamond Offshore Drilling, Inc.	June 2012	66.75	(54,900)
1,350	General Motors Co.	January 2013	30.00	(174,150)
1,650	JPMorgan Chase & Co.	January 2013	37.00	(717,750)
2,238	MetLife, Inc.	January 2013	35.00	(1,163,760)
200	Occidental Petroleum Corp.	February 2012	95.00	(110,000)
450	PepsiCo, Inc.	July 2012	67.50	(68,850)
600	Sanofi Aventis SA	March 2012	38.00	(39,000)
7,270	SPDR S&P 500 ETF Trust	March 2012	124.00	(995,990)
938	Symantec Corp.	January 2013	17.50	(173,530)

	Total Value of Options Written - (0.9%)
	(Premiums received $3,185,244)			$(3,728,600)

ADR - American Depositary Receipt
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
Pty - Propriety
SA - Corporation
S&P - Standard & Poor's
SCA - Limited Partnership

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders, unless otherwise noted.
*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates. All call provisions are unaudited.
+	Less than 0.1%
^	The principal amount is denominated in U.S. Dollars unless otherwise noted.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2012 these securities amounted to $130,278,427, which represents 31.6% of net assets applicable to common shares.

(b)	Zero coupon bond.
(c)	Security becomes an accreting bond after December 15, 2016 with a 2.00% principal accretion rate.
(d)	Security becomes an accreting bond after December 15, 2013 with a 2.00% principal accretion rate.
(e)	Floating or variable rate coupon. The rate shown is as of January 31, 2012.
(f)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark.  In addition, term loans may include mandatory and/or optional prepayment terms.  As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments.  Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(g)	Security is perpetual and, thus does not have a predetermined maturity date. The coupon rate shown is in effect as of January 31, 2012.
(h)	A portion of this security has been physically segregated in connection with forward currency contracts. As of January 31, 2012, the total amount segregated was $3,371,250.
(i)	Non-income producing security.
(j)	At January 31, 2012, cash in the amount of $8,163,876 has been segregated as collateral for written options.

See previously submitted notes to financial statements for the period ended October 31, 2011.

Country Breakdown as % of Long-Term Investments*
United States	86.3%
France	2.7%
United Kingdom	2.1%
Ireland	2.1%
Luxembourg	1.8%
Canada	1.4%
Russia	1.3%
Australia	1.0%
Channel Islands	0.7%
Marshall Islands	0.2%
Bermuda	0.2%
Netherlands	0.1%
Cayman Islands	0.1%
*Subject to change daily.

AVK | Advent/Claymore Convertible Securities & Income Fund
Portfolio of Investments
January 31, 2012 (unaudited)

Forward exchange currency contracts
						Net Unrealized
	Contracts to Buy	Counterparty	Settlement Date	Settlement Value	Value at 1/31/12	Appreciation/(Depreciation)
EUR	733,609
for USD	969,611	The Bank of New York Mellon	2/3/2012	969,611	960,336	(9,275)

EUR	1,024,000
for USD	1,314,711	The Bank of New York Mellon	3/16/2012	1,314,711	1,340,611	$25,900

						$16,625

						Net Unrealized
	Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 1/31/12	Appreciation/(Depreciation)
EUR	98,750
for USD	129,214	The Bank of New York Mellon	2/3/2012	129,214	129,268	$(54)

EUR	3,260,000
for USD	4,248,203	The Bank of New York Mellon	3/16/2012	4,248,203	4,267,962	(19,759)

						(19,813)

			Total unrealized depreciation for forward currency contracts			$(3,188)

AVK | Advent/Claymore Convertible Securities & Income Fund
Portfolio of Investments
January 31, 2012 (unaudited)

Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	Termination Date	Implied Credit Spread at January 31, 2012(1)	Notional Amount (000)	Paying Fixed Rate	Upfront Premium (Paid)	Unrealized (Depreciation)
Citigroup	France Republic	Buy	3/20/2017	1.85%	$5,950	0.25%	$(589,260)	$(142,036)

Interest Rate Swap Agreements
Counterparty	Floating Rate				Termination Date	Notional Amount (000)	Pay Fixed Rate	Unrealized (Depreciation)
Bank of America Merrill Lynch(2)		1 Month LIBOR + 90bps			12/13/2016	$99,769	2.15%	$(1,889,500)

					Total unrealized depreciation for swap agreements			$(2,031,536)

1 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted”

indicates a credit event has occurred for the referenced entity or obligation.
2 The Fund pays the fixed rate and receives the floating rate

At January 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$637,883,427	$40,829,407	$(10,438,063)	$30,391,344

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs).
These inputs are used in determining the value of the Fund's investments and summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the fund's own assumptions based on the best information available. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1.Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, and prices of securities with comparable maturities and qualities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

The Fund did not hold any Level 3 securities during the period ended January 31, 2012.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of January 31, 2012:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(Value in $000s)	(Level 1)	(Level 2)	(Level 3)	Total

Description

Assets:
Convertible Preferred Stocks:
Airlines	$-	$2,108	$-	$2,108
Auto Manufacturers	3,745	-	-	3,745
Banks	2,384	-	-	2,384
Electric	1,577	-	-	1,577
Hand & Machine Tools	1,497	-	-	1,497
Housewares	-	1,641	-	1,641
Insurance	7,827	-	-	7,827
Oil & Gas	4,210	-	-	4,210

Convertible Bonds	-	367,212	-	367,212

Corporate Bonds	-	206,798	-	206,798

Common Stock	16,852	-	-	16,852

Warrants	-	40	-	40

Term Loan	-	3,104	-	3,104

Put Options Purchased	1,798	-	-	1,798

Money Market Fund	47,482	-	-	47,482
Total	$87,372	$580,903	$-	$668,275
Liabilities:
Call Options Written	$3,729	$-	$-	$3,729
Credit Default Swaps	-	142	-	142
Forward Exchange Currency Contracts	-	3	-	3
Interest Rate Swaps	-	1,900	-	1,900
Total	$3,729	$2,045	$-	$5,774

If not referenced in the table, please refer to the Portfolio of Investments for a breakdown of investment type by industry category.

There were no transfers between Level 1 and Level 2 during the period ended January 31, 2012.

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund

By:	/s/Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 30, 2012

By:	/s/Robert White
Robert White
Treasurer and Chief Financial Officer

Date:	March 30, 2012